CERTIFICATION OF
                          STRONG OPPORTUNITY FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG ADVISOR SELECT FUND
                     STRONG ADVISOR U.S. MID CAP GROWTH FUND
                              STRONG ENDEAVOR FUND
                             STRONG OPPORTUNITY FUND


STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Select, Strong Advisor U.S. Mid Cap Growth, Strong Endeavor, and Strong Opportunity Funds' Prospectuses and Statements of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 32 (File No. 33-1932; 811-3793), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong Advisor Select, Strong Advisor U.S. Mid Cap Growth, Strong Endeavor, and Strong Opportunity Funds' Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                            STRONG OPPORTUNITY FUND, INC.





                                            /S/ GILBERT L. SOUTHWELL III
                                            ------------------------------------
                                            By:      Gilbert L. Southwell III
                                            Title: Assistant Secretary



Dated:  May 6, 2002